[LOGO]

ANNUAL REPORT

December 31, 1996

332 Minnesota Street
W-2062 First National Bank Building
St. Paul, Minnesota 55101
612-222-8478

To Our Shareholders:

    1996 was a very rewarding year for shareholders of Mairs and Power Growth Fund. Net asset value per share at year end was $69.48, resulting in a total return for the year of 26.4%. This compares favorably with a return of 23.0% for the Standard & Poor's 500 Stock Index and 19.5% for the average diversified U.S. stock fund. For the three year period ended December 31, the Fund had an average annual total return of 25.9% which compares with returns of 19.7% for the S&P 500 and 15.3% for the average long term growth fund. In a study of mutual funds' performance by CDA/Wiesenberger, the Fund ranked 5th out of 617 long term growth funds for the three year period and 15th out of 402 similar funds for the five year period. A WALL STREET JOURNAL study ranked the Fund 47th out of all domestic stock funds for the past ten year period. BUSINESS WEEK MAGAZINE, in its February 3rd issue, presented performance data on 885 stock mutual funds. It listed 48 of those funds with the best risk-adjusted returns over the past five years and the Fund was included in that list as well as featured in the accompanying article. KIPLINGER'S PERSONAL FINANCE MAGAZINE, in its March issue, cited the Fund as the only diversified stock fund to outperform the S&P 500 for each of the past seven years.

    The strong stock market in 1996 was largely a reflection of the solid, non-inflationary growth which took place in the U.S. economy, which expanded an inflation-adjusted 3.4% from fourth quarter of 1995 to the fourth quarter of 1996. Moreover, inflation as measured by the Gross Domestic Product deflator was a mere 2.1%. The combination of strong growth and stable prices was not foreseen by most economists, who tend to believe that growth in excess of 2.5% produces renewed inflation. However, the conventional wisdom may not reflect the changing mix of U.S. business. During the past two years, computers, telecommunications, and other information-related industries accounted for 40% of the economic growth. This high-tech sector grew at an annual rate of 15% as contrasted with the rest of the economy which grew at a 1.5% rate over the same period. Productivity gains in high-tech industries tend to dampen price pressures and lower overall inflation rates. In the manufacturing sector, productivity last year rose 3.8%, the largest advance in 10 years. The U.S. economy is about to enter its seventh consecutive year of expansion, which makes it the third longest such period on record. However, as we have moved through the second half of this century, recessions have become less frequent and less severe. Both the 1960s and the 1980s experienced expansion periods of eight years before entering recession. We consider the current expansion to be a durable one. Each postwar recession has been preceded by a period of monetary tightening on the part of the Federal Reserve in an effort to contain inflation. Currently, we foresee little need for such action.

    Corporate earnings continue to exceed most expectations and were the main ingredient driving stock prices again in 1996. As we have frequently observed, American business has done much to improve its cost structure in recent years which has again made this country very competitive in world markets and produced economic growth far stronger than that of either Japan or Western Europe. The strong economy has been a major factor in the recent strength in the U.S. dollar on foreign currency exchanges. We believe that corporate earnings will rise again in 1997 and provide a valuation basis for rising stock prices. There is a strong inverse relationship between inflation and stock price/earnings ratios. During periods when inflation has been 2.5% or less, P/E ratios have ranged between 18 and 20. According to the Boskin Commission report released early in December, the U.S. cost of living is currently rising less than 2% per year. The S&P 500 now trades at about 18 times estimated 1997 earnings. On this basis, we find the market fairly valued and are positive on the prospects for the year.

                                                                 George A. Mairs
                                                                       President

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      COMPARISON OF CHANGE IN
    VALUE OF $10,000 INVESTMENT
   IN FUND, S & P 500 INDEX, AND
      THE CONSUMER PRICE INDEX
                                           Fund        S&P        CPI
1986                                      10000      10000      10000
1987                                       9767      10520      10370
1988                                      10742      12266      10795
1989                                      13757      16142      11313
1991                                      14262      15626      11924
1991                                      20259      20392      12425
1992                                      21847      21962      12798
1993                                      24657      24180      13143
1994                                      26045      24494      13498
1995                                      38890      33690      13836
1996                                      49157      41432      14292
AVERAGE ANNUAL TOTAL RETURN
1 Year                                   5 Year    10 Year                           PAST INVESTMENT RESULTS SHOULD NOT
26.4%                                     19.4%      17.3%                       BE TAKEN AS NECESSARILY REPRESENTATIVE
                                                                                                 OF FUTURE PERFORMANCE.

                              FINANCIAL HIGHLIGHTS
            (SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF
               CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED DECEMBER 31
                                        1996     1995     1994     1993     1992     1991     1990     1989     1988      1987
                                      ------------------------------------------------------------------------------------------
PER SHARE
Net asset value, beginning of year    $  56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $ 22.21  $ 21.68  $  24.88

Investment operations:
  Net investment income                   0.75     0.51     0.67     0.43     0.41     0.38     0.42     0.42     0.41      0.37

  Net realized and unrealized gains
    (losses) on investments              14.19    18.83     1.49     4.15     2.28    10.43     0.53     5.74     1.74    (0.80)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total from investment operations         14.94    19.34     2.16     4.58     2.69    10.81     0.95     6.16     2.15    (0.43)

Less distributions:
  Dividends (from net investment
    income)                             (0.71)   (0.56)   (0.65)   (0.43)   (0.40)   (0.39)   (0.42)   (0.43)   (0.41)    (0.48)

  Distributions (from capital gains)    (1.39)   (1.51)   (0.98)   (1.22)   (1.16)   (1.58)   (0.70)   (1.83)   (1.21)    (2.29)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Total distributions                     (2.10)   (2.07)   (1.63)   (1.65)   (1.56)   (1.97)   (1.12)   (2.26)   (1.62)    (2.77)
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
Net asset value, end of year          $  69.48  $ 56.64  $ 39.37  $ 38.84  $ 35.91  $ 34.78  $ 25.94  $ 26.11  $ 22.21  $  21.68
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
TOTAL INVESTMENT RETURN                  26.4%    49.3%     5.6%    12.9%     7.8%    42.1%     3.7%    28.1%    10.0%    (2.3)%
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                                      --------  -------  -------  -------  -------  -------  -------  -------  -------  --------
NET ASSETS, END OF YEAR
  (000'S OMITTED)                      150,162   70,537   41,890   39,081   34,363   31,441   22,501   22,630   20,630    19,816
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net
    assets                               0.89%    0.99%    0.99%    0.98%    1.00%    1.09%    1.05%    1.07%    1.11%     1.04%

  Ratio of net investment income to
    average net assets                   1.18%    1.00%    1.74%    1.15%    1.19%    1.18%    1.65%    1.63%    1.78%     1.34%

  Portfolio turnover rate                3.19%    3.87%    5.09%    4.39%    4.19%    4.54%    4.88%    2.11%    4.11%     2.71%

  Average commission rate paid        $  .1568        -        -        -        -        -        -        -        -         -

                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1996

ASSETS
  Common stocks as annexed, at market value (cost
    $73,657,698)                                                         $141,466,105
  Cash                                                                     8,572,399
  Dividends and interest receivable                                          214,167
  Receivables for securities sold, not yet delivered                               0
  Prepaid expense                                                                  0
                                                                         -----------
                                                                         $150,252,671

LIABILITIES
  Accrued management fee                                         75,540
  Accrued custodian and transfer agent fee                       15,372
  Payable for securities purchased, not yet received                  0       90,912
                                                              ---------  -----------

NET ASSETS
  Equivalent to $69.48 per share on 2,161,246 shares
    outstanding                                                          $150,161,759
                                                                         -----------
                                                                         -----------

NET ASSETS CONSIST OF:
  Capital stock                                                          $    21,612
  Additional paid-in capital                                              82,330,783
  Accumulated overdistributed net investment income                          (53,844)
  Accumulated undistributed net realized gain (loss) on
    investment transactions                                                   54,801
  Net unrealized appreciation (depreciation) of investments               67,808,407
                                                                         -----------

NET ASSETS                                                               $150,161,759
                                                                         -----------
                                                                         -----------

CAPITAL STOCK (par value $.01 a share)
  Shares authorized                                                       10,000,000
                                                                         -----------
                                                                         -----------

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

COMMON STOCKS

                                                                                      Market
 Number of                                                                            Value
   Shares                                                                 Cost        [Note 2(a)]
------------                                                         ---------------  -----------
              CHEMICAL 3.1%
    126,000   Ecolab, Inc.                                           $   2,392,805    $ 4,740,750

              CONSUMER 11.2%
     83,000   Darden Restaurants                                           676,113        726,250
     97,000   General Mills, Inc.                                        3,919,537      6,147,375
     93,000   Hormel Foods                                               2,285,028      2,511,000
    135,810   Jostens, Inc.                                              2,457,831      2,868,986
    125,000   The Toro Company                                           3,035,666      4,562,500
                                                                     ---------------  -----------
                                                                        12,374,175     16,816,111

              DRUGS AND HOSPITAL SUPPLIES 9.8%
      4,400   Allegiance Corp.                                              30,036        121,550
     82,000   Baxter International, Inc.                                 2,911,113      3,362,000
    105,000   Johnson & Johnson                                          2,678,229      5,223,750
     73,000   Pfizer Inc.                                                1,479,058      6,049,875
                                                                     ---------------  -----------
                                                                         7,098,436     14,757,175

              FINANCIAL 14.0%
     90,000   First Bank System, Inc.                                    2,201,282      6,142,500
    162,000   Norwest Corporation                                        2,436,266      7,047,000
     40,000   ReliaStar Financial Corporation                            1,698,529      2,310,000
     93,000   St. Paul Companies, Inc.                                   3,193,249      5,452,125
                                                                     ---------------  -----------
                                                                         9,529,326     20,951,625

              INFORMATION SERVICES 4.7%
    120,000   DeLuxe Corp.                                               2,840,120      3,930,000
    135,000   Merrill Corporation                                        1,870,183      3,105,000
                                                                     ---------------  -----------
                                                                         4,710,303      7,035,000

              MEDICAL DEVICES 8.7%
    113,000   Medtronic, Incorporated                                      846,234      7,684,000
    125,000   St. Jude Medical, Inc.*                                    4,026,560      5,328,125
                                                                     ---------------  -----------
                                                                         4,872,794     13,012,125

*Non-income producing

                                                                                      Market
 Number of                                                                            Value
   Shares                                                                 Cost        [Note 2(a)]
------------                                                         ---------------  -----------
              NATURAL RESOURCES 1.9%
     60,000   Weyerhaeuser Company                                   $   2,009,022    $ 2,842,500

              RETAILING 6.5%
    144,000   Dayton Hudson Corporation                                  2,698,582      5,652,000
    144,000   SUPERVALU Inc.                                             3,865,115      4,086,000
                                                                     ---------------  -----------
                                                                         6,563,697      9,738,000

              TECHNOLOGY 14.2%
     74,025   Emerson Electric Co.                                       3,961,202      7,161,919
     50,000   Honeywell Inc.                                             2,141,786      3,287,500
    224,000   MTS Systems Corporation                                    2,644,898      4,480,000
    110,000   National Computer Systems Inc.                             2,087,313      2,805,000
    310,000   T S I Inc.                                                 1,378,361      3,565,000
                                                                     ---------------  -----------
                                                                        12,213,560     21,299,419

              TELECOMMUNICATIONS 4.2%
    204,000   ADC Telecommunications Inc.*                                 540,529      6,349,500

              OTHER INDUSTRIALS 15.9%
     50,000   Bemis Company, Inc.                                        1,579,560      1,843,750
    200,000   BMC Industries, Inc.                                         408,886      6,300,000
     30,000   Burlington Northern Santa Fe                               2,528,109      2,591,250
    238,200   Graco Inc.                                                 3,000,075      5,835,900
     75,800   Imation Corporation*                                       1,764,336      2,131,875
     63,000   Minnesota Mining & Manufacturing Company                   2,072,085      5,221,125
                                                                     ---------------  -----------
                                                                        11,353,051     23,923,900
                                                                     ---------------  -----------
              TOTAL COMMON STOCKS 94.2%                              $  73,657,698    141,466,105
                                                                     ---------------
                                                                     ---------------
              OTHER ASSETS IN EXCESS OF
              LIABILITIES 5.8%                                                          8,695,654
                                                                                      -----------
              NET ASSETS 100%                                                         $150,161,759
                                                                                      -----------
                                                                                      -----------

*Non-income producing

SEE ACCOMPANYING NOTES.

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
Income:
  Dividends                                          $1,880,406
  Interest                                              316,781
                                                     ----------
                                       TOTAL INCOME              $2,197,187

  Expenses:
    Investment advisory fees (NOTE 5)                $  656,525
    Transfer agent fees (NOTE 5)                         82,713
    Custodian fees                                       22,711
    Legal and audit fees                                 30,950
    Administrative fees                                  81,686
    Other fees and expenses                              71,003
                                                     ----------
                                     TOTAL EXPENSES                 945,588
                                                                 ----------
                              NET INVESTMENT INCOME               1,251,599

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
  4)
    Net realized gains on investments sold            2,915,175
    Unrealized appreciation of investments           21,742,430
                                                     ----------
                            NET GAIN ON INVESTMENTS              24,657,605
                                                                 ----------
             INCREASE IN NET ASSETS FROM OPERATIONS              $25,909,204
                                                                 ----------
                                                                 ----------

SEE ACCOMPANYING NOTES.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED DECEMBER 31
                                                          1996          1995
                                                       -------------------------
OPERATIONS
  Net investment income                                $ 1,251,599  $    553,802
  Net realized gains on investments sold                 2,915,175     1,874,428
  Unrealized appreciation of investments                21,742,430    19,158,688
                                                       -----------  ------------
               INCREASE IN NET ASSETS FROM OPERATIONS   25,909,204    21,586,918

NET EQUALIZATION CREDITS                                   159,899        14,763

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                            (1,380,350)     (645,657)
  Short-term gain distributed as ordinary income           (83,915)           --
  From net realized gains                               (2,832,134)   (1,819,606)
                                                       -----------  ------------
                  TOTAL DISTRIBUTIONS TO SHAREHOLDERS   (4,296,399)   (2,465,263)

CAPITAL STOCK TRANSACTIONS
  Proceeds from shares sold                             60,915,894    13,365,665
  Reinvestment of distributions from net investment
    income and net realized gains                        3,740,628     2,141,718
  Cost of shares redeemed                               (6,804,347)   (5,996,771)
                                                       -----------  ------------
                          INCREASE IN NET ASSETS FROM
                           CAPITAL STOCK TRANSACTIONS   57,852,175     9,510,612
                                                       -----------  ------------

                         TOTAL INCREASE IN NET ASSETS   79,624,879    28,647,030

NET ASSETS
  Beginning of year                                     70,536,880    41,889,850
                                                       -----------  ------------
  End of year (including overdistributed investment
    income of $53,844 and $81,126, respectively)       $150,161,759 $ 70,536,880
                                                       -----------  ------------
                                                       -----------  ------------

CHANGES IN CAPITAL STOCK
  Shares sold                                              970,312       263,801
  Shares issued for reinvested distributions                53,789        38,752
  Shares redeemed                                         (108,179)     (121,247)
                                                       -----------  ------------

                               NET INCREASE IN SHARES      915,922       181,306
                                                       -----------  ------------
                                                       -----------  ------------

SEE ACCOMPANYING NOTES.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

Note 1 -- The fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The investment objective of the Fund is to provide shareholders with a diversified holding of securities which appear to offer marked possibilities for long-term appreciation. Normally these will be common stocks.

Note 2 -- Significant accounting policies of the Fund are as follows:

            (a) Market value of investments is based on the last reported sale price on December 31 for listed securities traded on one or more of the national securities exchanges which such securities are primarily traded or at the last sale price on the national securities market. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Adviser. Security transactions are recorded on the trade date, the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. The cost of securities sold is determined based on the specific identification method.

            (b) No provision has been made for Federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all income taxes.

            (c) The Fund allows the accounting practice known as equalization.
                When Fund shares are issued or redeemed, the distributable net investment income per share is credited or charged to undistributed net investment income; therefore, undistributed net investment income per share is not affected by sales or redemptions.

Note 3 -- Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1996 aggregated $52,267,801 and $3,190,112, respectively.

Note 4 -- Net unrealized appreciation on investments for federal income tax purposes aggregated $67,808,407, all of which related to appreciated investment securities. Aggregate cost of investments for Federal income tax purposes was $73,657,698.

Note 5 -- The investment advisory fees were paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The advisory fee is computed each month and is 1/20 of one percent of the net asset value of the Fund on the last valuation day of the month. Transfer agent fees were paid to Mairs and Power, Inc. who served as transfer agent for the period January 1, 1996 through April 30, 1996. Transfer agent fees were also paid to Firstar Trust Company for the period May 1, 1996 through December 31, 1996, who now serves as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $22,275 in 1996. No compensation was paid to any other director or officer of the Fund.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
Mairs and Power Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Mairs and Power Growth Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mairs and Power Growth Fund, Inc. at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.

                                                              [LOGO]

January 14, 1997

                        SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                               PER SHARE
                                          ---------------------------------------------------
                                                       DISTRIBU-                 PERFORMANCE
                                                       TIONS OF     DIVIDENDS       OF AN
                  SHARES                               REALIZED     FROM NET       ASSUMED
                   OUT-       TOTAL NET   NET ASSET   SECURITIES   INVESTMENT    INVESTMENT
    DATES        STANDING      ASSETS       VALUE        GAINS       INCOME      OF $10,000*
--------------  -----------  -----------  ----------  -----------  -----------  -------------
Dec. 31, 1972      981,602   $15,007,400   $  15.29                  $  0.12      $  12,287
Dec. 31, 1973    1,117,086   $12,643,198   $  11.32                  $  0.14      $   9,200
Dec. 31, 1974    1,123,449   $ 8,115,558   $   7.22                  $  0.24      $   6,049
Dec. 31, 1975    1,114,754   $10,758,751   $   9.65                  $  0.24      $   8,295
Dec. 31, 1976    1,078,864   $13,821,528   $  12.81                  $  0.26      $  11,256
Dec. 31, 1977    1,057,928   $13,145,624   $  12.43                  $  0.33      $  11,219
Dec. 31, 1978      998,265   $13,282,487   $  13.31                  $  0.35      $  12,324
Dec. 31, 1979      914,635   $14,104,765   $  15.42                  $  0.45      $  14,720
Dec. 31, 1980      840,882   $14,540,014   $  17.29                  $  0.55      $  17,092
Dec. 31, 1981      861,678   $13,148,158   $  15.26     $   0.74     $  0.60      $  16,444
Dec. 31, 1982      850,942   $16,784,217   $  19.72     $   0.58     $  0.50      $  22,884
Dec. 31, 1983      881,592   $18,972,177   $  21.52     $   0.70     $  0.48      $  26,491
Dec. 31, 1984      872,069   $17,304,204   $  19.84     $   0.76     $  0.46      $  25,955
Dec. 31, 1985      856,738   $21,553,457   $  25.16     $   0.86     $  0.46      $  34,979
Dec. 31, 1986      893,850   $22,235,453   $  24.88     $   2.74     $  0.40      $  39,017
Dec. 31, 1987      914,139   $19,816,097   $  21.68     $   2.29     $  0.48      $  38,107
Dec. 31, 1988      929,039   $20,630,251   $  22.21     $   1.21     $  0.41      $  41,910
Dec. 31, 1989      866,584   $22,630,081   $  26.11     $   1.83     $  0.43      $  53,674
Dec. 31, 1990      867,432   $22,501,587   $  25.94     $   0.70     $  0.42      $  55,643
Dec. 31, 1991      904,023   $31,440,529   $  34.78     $   1.58     $  0.39      $  79,042
Dec. 31, 1992      956,814   $34,363,306   $  35.91     $   1.16     $  0.40      $  85,238
Dec. 31, 1993    1,006,285   $39,081,010   $  38.84     $   1.22     $  0.43      $  96,199
Dec. 31, 1994    1,064,019   $41,889,850   $  39.37     $   0.98     $  0.65      $ 101,617
Dec. 31, 1995    1,245,325   $70,536,880   $  56.64     $   1.51     $  0.56      $ 151,732
Dec. 31, 1996    2,161,246   $150,161,759  $  69.48     $   1.39     $  0.71      $ 191,795

              *Assumes the reinvestment of all income dividends
               and capital gain distributions for a $10,000
               investment made at the beginning of 1972.
--------------------------------------------------------------------------------

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

  AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED DECEMBER 31, 1996) ARE AS FOLLOWS:
         1 YEAR: +26.4%         5 YEARS: +19.4%         10 YEARS: +17.3%
THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS

George A. Mairs, III .................................... President and Director
William B. Frels ........................................ Secretary and Director
Peter G. Robb ...................................... Vice-President and Director
Lisa J. Hartzell ..................................................... Treasurer
Litton E. S. Field .................................................... Director
Donald E. Garretson ................................................... Director
J. Thomas Simonet ..................................................... Director

         INVESTMENT ADVISER                    TRANSFER AGENT AND CUSTODIAN

Mairs and Power, Inc.                  (REGULAR MAIL ADDRESS)
W-2062 First National Bank Building    Firstar Trust Company
332 Minnesota Street                   615 East Michigan Street
Saint Paul, Minnesota 55101            P.O. Box 701
                                       Milwaukee, Wisconsin 53201-0701

        INDEPENDENT AUDITORS                (OVERNIGHT OR EXPRESS MAIL ADDRESS)

Ernst & Young, LLP                     Mutual Fund Services
1400 Pillsbury Center                  3rd Floor
200 South Sixth Street                 615 East Michigan Street
Minneapolis, Minnesota 55402           Milwaukee, Wisconsin 53202-5207

                          SHAREHOLDER ACCOUNT INFORMATION
                                   1-800-304-7404

                                MAIRS AND POWER
                               GROWTH FUND, INC.